Comprehensive Income	6 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]

Note 14 – Comprehensive Income

The following table reconciles equity attributable to noncontrolling interest:

	Three Months ended June 30,		Six Months ended June 30,
	2012	2011	2012	2011
	RMB’000	RMB’000	RMB’000	RMB’000
Beginning balance	26,386	17,726	22,334	15,332
Net income attributable to noncontrolling interest	7,528	3,284	10,836	5,734
Foreign currency translation adjustments	(745)	(30)	(1)	(86)
Ending balance	33,169	20,980	33,169	20,980